united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 06/30/19

Item 1. Reports to Stockholders.

Acclivity Small Cap Value Fund

Semi-Annual Report

June 30, 2019

www.acclivityfunds.com
1 (855) 873-3837

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.acclivityfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures* for the period ended June 30, 2019, compared to its benchmark:

	Six Months	Since Inception (12/31/18)
Acclivity Small Cap Value Fund - Class I	11.50%	11.50%
Acclivity Small Cap Value Fund - Class N	11.40%	11.40%
Russell 2000® Value Total Return Index**	13.47%	13.47%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 0.95% for Class I shares and 1.20% for Class N shares per the December 31, 2018, prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.68% for Class I shares and 0.93% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell 2000® Value Total Return Index measures the performance of the largest 2,000 U.S. companies determined by total market capitalization. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2019	% of Net Assets
Common Stock	99.3%
Short-Term Investment	9.3%
Liabilities in Excess of Other Assets	(8.6)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2019

Shares		Value
	COMMON STOCKS - 99.3%
	AEROSPACE/DEFENSE - 0.7%
61	AAR Corp.	$2,244
17	CPI Aerostructures, Inc. *	143
200	Wesco Aircraft Holdings, Inc. *	2,220
		4,607
	AGRICULTURE - 0.8%
13	Alico, Inc.	394
136	Darling Ingredients, Inc. *	2,705
29	Universal Corp.	1,762
		4,861
	AIRLINES - 1.1%
84	Hawaiian Holdings, Inc.	2,304
80	SkyWest, Inc.	4,854
		7,158
	APPAREL - 0.3%
10	Delta Apparel, Inc. *	232
48	Lakeland Industries, Inc. *	538
17	Rocky Brands, Inc.	464
16	Weyco Group, Inc.	427
		1,661
	AUTO MANUFACTURERS - 0.2%
86	Wabash National Corp.	1,399

	AUTO PARTS & EQUIPMENT - 2.5%
36	Commercial Vehicle Group, Inc. *	289
90	Cooper Tire & Rubber Co.	2,840
32	Cooper-Standard Holdings, Inc. *	1,466
195	Dana, Inc.	3,888
209	Goodyear Tire & Rubber Co. (The)	3,198
57	Methode Electronics, Inc.	1,628
14	Miller Industries, Inc.	431
91	Modine Manufacturing Co. *	1,302
25	Tower International, Inc.	488
		15,530
	BANKS - 11.9%
7	Allegiance Bancshares, Inc. *	233
167	Associated Banc-Corp.	3,530
12	Bank of Princeton (The)	360
27	Bar Harbor Bankshares	718

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2019

Shares		Value
	BANKS - 11.9% (Continued)
14	Byline Bancorp, Inc. *	$268
56	Chemical Financial Corp.	2,302
12	County Bancorp, Inc.	205
36	Customers Bancorp, Inc. *	756
16	Equity Bancshares, Inc. *	427
226	First Bancorp	2,495
19	First Financial Corp.	763
70	First Foundation, Inc.	941
5	First Guaranty Bancshares, Inc.	104
239	First Horizon National Corp.	3,568
19	First Internet Bancorp	409
145	First Midwest Bancorp, Inc.	2,968
90	First Northwest Bancorp	1,463
227	FNB Corp.	2,672
17	Franklin Financial Network, Inc.	474
74	Great Western Bancorp, Inc.	2,643
10	Guaranty Bancshares, Inc.	312
92	Hilltop Holdings, Inc.	1,957
28	HomeStreet, Inc. *	830
180	Hope Bancorp, Inc.	2,480
147	Howard Bancorp, Inc. *	2,230
56	IBERIABANK Corp.	4,248
17	Independent Bank Group, Inc.	934
47	Kearny Financial Corp.	625
115	LCNB Corp.	2,185
6	Middlefield Banc Corp.	246
37	Midland States Bancorp, Inc.	989
25	MidWestOne Financial Group, Inc.	699
53	OFG Bancorp	1,260
151	Old National Bancorp	2,505
10	Old Point Financial Corp.	221
51	Opus Bank	1,077
88	PacWest Bancorp	3,417
27	Premier Financial Bancorp, Inc.	405
52	Prosperity Bancshares, Inc.	3,435
11	RBB Bancorp	213
68	Renasant Corp.	2,444
12	SB Financial Group, Inc.	198
32	Select Bancorp, Inc. *	366
110	Simmons First National Corp.	2,559

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2019

Shares		Value
	BANKS - 11.9% (Continued)
5	SmartFinancial, Inc. *	$108
18	South State Corp.	1,326
40	Southern National Bancorp of Virginia, Inc.	612
11	Stewardship Financial Corp.	170
15	Two River Bancorp	215
154	Umpqua Holdings Corp.	2,555
346	Valley National Bancorp	3,730
51	WesBanco, Inc.	1,966
		73,816
	BEVERAGES - 0.0% **
8	Coffee Holding Co., Inc. *	33

	BIOTECHNOLOGY - 0.8%
97	Harvard Bioscience, Inc. *	194
80	Mersana Therapeutics, Inc. *	324
121	Myriad Genetics, Inc. *	3,361
346	PDL BioPharma, Inc. *	1,086
		4,965
	BUILDING MATERIALS - 0.5%
24	Armstrong Flooring, Inc. *	236
61	Boise Cascade Co.	1,715
78	Griffon Corp.	1,320
		3,271
	CHEMICALS - 2.7%
62	AgroFresh Solutions, Inc. *	94
50	American Vanguard Corp.	771
197	Element Solutions, Inc. *	2,037
219	Huntsman Corp.	4,476
20	Innophos Holdings, Inc.	582
160	Intrepid Potash, Inc. *	538
58	Kraton Corp. *	1,802
61	Minerals Technologies, Inc.	3,264
13	Oil-Dri Corp. of America	443
132	Olin Corp.	2,892
		16,899
	COAL - 1.0%
43	CONSOL Energy, Inc. *	1,144
250	Gran Tierra Energy, Inc. *	398
51	Hallador Energy Co.	287
91	Peabody Energy Corp.	2,193
90	SunCoke Energy, Inc. *	799
60	Warrior Met Coal, Inc.	1,567
		6,388

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2019

Shares		Value
	COMMERCIAL SERVICES - 3.1%
37	ABM Industries, Inc.	$1,480
28	American Public Education, Inc. *	828
67	ARC Document Solutions, Inc. *	137
29	CAI International, Inc. *	720
33	Carriage Services, Inc.	627
49	Ennis, Inc.	1,005
30	GP Strategies Corp. *	452
4	Graham Holdings Co.	2,760
96	Hertz Global Holdings, Inc. *	1,532
66	Kelly Services, Inc.	1,729
48	Macquarie Infrastructure Corp.	1,946
52	Matthews International Corp.	1,812
69	Navigant Consulting, Inc.	1,600
97	Quad/Graphics, Inc.	767
31	SEACOR Marine Holdings, Inc. *	464
70	TrueBlue, Inc. *	1,544
		19,403
	COMPUTERS - 1.2%
216	Conduent, Inc. *	2,071
16	Data I/O Corp. *	72
16	Key Tronic Corp. *	80
78	NetScout Systems, Inc. *	1,980
17	NetSol Technologies, Inc. *	95
68	Presidio, Inc.	930
85	Sykes Enterprises, Inc. *	2,334
		7,562
	COSMETICS/PERSONAL CARE - 0.3%
76	Edgewell Personal Care Co. *	2,048

	DISTRIBUTION/WHOLESALE - 2.0%
45	Anixter International, Inc. *	2,687
55	G-III Apparel Group Ltd. *	1,618
24	Houston Wire & Cable Co. *	126
28	Manitex International, Inc. *	171
30	ScanSource, Inc. *	977
42	Titan Machinery, Inc. *	864
79	Triton International Ltd.	2,588
33	Veritiv Corp. *	641
61	WESCO International, Inc. *	3,090
		12,762

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2019

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 10.6%
44	Affiliated Managers Group, Inc.	$4,054
122	Air Lease Corp.	5,043
117	Aircastle Ltd.	2,487
9	Altisource Portfolio Solutions SA *	177
34	Associated Capital Group, Inc.	1,272
20	Consumer Portfolio Services, Inc. *	76
91	Cowen, Inc. *	1,564
58	Encore Capital Group, Inc. *	1,964
75	GAIN Capital Holdings, Inc.	310
10	Great Elm Capital Group, Inc. *	43
16	INTL. FCStone, Inc. *	633
162	Janus Henderson Group PLC	3,467
114	Legg Mason, Inc.	4,364
988	LendingClub Corp. *	3,241
27	Marlin Business Services Corp.	673
45	Mr Cooper Group, Inc. *	360
348	Navient Corp.	4,750
57	Nelnet, Inc.	3,376
174	On Deck Capital, Inc. *	722
190	OneMain Holdings, Inc.	6,424
20	Oppenheimer Holdings, Inc.	544
115	Pennyman Financial Services, Inc.	2,551
20	Piper Jaffray Cos.	1,485
79	PRA Group, Inc. *	2,223
27	Regional Management Corp. *	712
516	SLM Corp.	5,016
88	Stifel Financial Corp.	5,197
10	Virtus Investment Partners, Inc.	1,074
109	Waddell & Reed Financial, Inc.	1,817
16	Westwood Holdings Group, Inc.	563
		66,182
	ELECTRIC - 0.2%
70	Ameresco, Inc. *	1,031

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
45	Belden, Inc.	2,681
34	Encore Wire Corp.	1,992
15	Powell Industries, Inc.	570
30	Ultralife Corp. *	239
		5,482

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2019

Shares		Value
	ELECTRONICS - 3.8%
80	Avnet, Inc.	$3,622
15	Bel Fuse, Inc.	258
64	Benchmark Electronics, Inc.	1,608
39	Comtech Telecommunications Corp.	1,096
91	KEMET Corp.	1,712
31	Kimball Electronics, Inc. *	503
126	Knowles Corp. *	2,307
142	nVent Electric PLC	3,520
73	Sanmina Corp. *	2,210
28	Tech Data Corp. *	2,929
110	TTM Technologies, Inc. *	1,122
158	Vishay Intertechnology, Inc.	2,610
		23,497
	ENGINEERING & CONSTRUCTION - 0.3%
58	Aegion Corp. *	1,067
36	Mistras Group, Inc. *	517
20	VSE Corp.	574
		2,158
	ENTERTAINMENT - 0.5%
32	Golden Entertainment, Inc. *	448
53	International Speedway Corp.	2,379
12	RCI Hospitality Holdings, Inc.	210
		3,037
	FOOD - 2.0%
61	Fresh Del Monte Produce, Inc.	1,644
142	Hain Celestial Group, Inc. (The) *	3,110
162	Hostess Brands, Inc. *	2,339
23	Ingles Markets, Inc.	716
55	SpartanNash Co.	642
43	TreeHouse Foods, Inc. *	2,326
25	Village Super Market, Inc.	663
28	Weis Markets, Inc.	1,019
		12,459
	FOREST PRODUCTS & PAPER - 1.3%
27	Clearwater Paper Corp. *	499
80	Domtar Corp.	3,562
55	Mercer International, Inc.	851
66	PH Glatfelter Co.	1,114
157	Resolute Forest Products, Inc.	1,130
42	Verso Corp. *	800
		7,956

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2019

Shares		Value
	HAND/MACHINE TOOLS - 0.5%
14	LS Starrett Co. (The) *	$93
115	Milacron Holdings Corp. *	1,587
19	Regal Beloit Corp.	1,552
		3,232
	HEALTHCARE PRODUCTS - 0.9%
26	Alpha Pro Tech Ltd. *	89
46	AngioDynamics, Inc. *	906
42	FONAR Corp. *	903
148	Patterson Cos, Inc.	3,389
9	RTI Surgical Holdings, Inc. *	38
		5,325
	HEALTHCARE - SERVICES - 2.5%
127	Acadia Healthcare Co., Inc. *	4,439
296	Brookdale Senior Living, Inc. *	2,134
39	Magellan Health, Inc. *	2,895
95	MEDNAX, Inc. *	2,397
21	National HealthCare Corp.	1,704
80	Triple-S Management Corp. *	1,908
		15,477
	HOME BUILDERS - 2.0%
26	Century Communities, Inc. *	691
78	KB Home	2,007
35	M/I Homes, Inc. *	999
82	MDC Holdings, Inc.	2,688
46	Meritage Homes Corp. *	2,362
141	Taylor Morrison Home Corp. *	2,955
40	William Lyon Homes *	729
		12,431
	HOME FURNISHINGS - 0.2%
33	Ethan Allen Interiors, Inc.	695
8	Flexsteel Industries, Inc.	136
36	Hooker Furniture Corp.	742
		1,573
	HOUSEWARE PRODUCTS/WARES - 0.8%
157	ACCO Brands Corp.	1,236
21	Acme United Corp.	474
102	Central Garden & Pet Co. *	2,513
41	Quanex Building Products Corp.	774
		4,997
	HOUSEWARES - 0.1%
37	Lifetime Brands, Inc.	350

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2019

Shares		Value
	INSURANCE - 9.0%
84	Ambac Financial Group, Inc. *	$1,415
52	Argo Group International Holdings Ltd.	3,851
84	Assured Guaranty Ltd.	3,535
22	Blue Capital Reinsurance Holdings Ltd.	145
116	Brighthouse Financial, Inc. *	4,256
92	Citizens, Inc. *	672
254	CNO Financial Group, Inc.	4,237
55	Employers Holdings, Inc.	2,325
33	Enstar Group Ltd. *	5,751
31	FedNat Holding Co.	442
886	Genworth Financial, Inc. *	3,287
26	Global Indemnity Ltd.	805
84	Greenlight Capital Re Ltd. *	713
42	Hallmark Financial Services, Inc. *	598
63	Heritage Insurance Holdings, Inc.	971
70	Horace Mann Educators Corp.	2,820
3	Investors Title Co.	501
26	Kingstone Cos., Inc.	225
176	National General Holdings Corp.	4,037
6	National Western Life Group, Inc.	1,542
84	ProAssurance Corp.	3,033
26	Protective Insurance Corp.	452
42	Stewart Information Services Corp.	1,701
177	Third Point Reinsurance Ltd. *	1,827
66	Tiptree, Inc.	416
43	United Fire Group, Inc.	2,084
4	White Mountains Insurance Group Ltd.	4,086
		55,727
	INTERNET - 1.4%
70	Cars.com, Inc. *	1,380
76	comScore, Inc. *	392
84	DHI Group, Inc. *	300
52	Liberty Expedia Holdings, Inc. *	2,485
168	Liquidity Services, Inc. *	1,023
96	Meet Group, Inc. (The) *	334
96	New Media Investment Group, Inc.	906
16	PC-Tel, Inc.	71
24	Stamps.com, Inc. *	1,086
116	TrueCar, Inc. *	633
		8,610
	INVESTMENT COMPANIES - 0.0% **
13	Medallion Financial Corp. *	88

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2019

Shares		Value
	IRON/STEEL - 1.4%
94	Allegheny Technologies, Inc. *	$2,369
43	Carpenter Technology Corp.	2,063
88	Commercial Metals Co.	1,571
8	Friedman Industries, Inc.	56
36	Schnitzer Steel Industries, Inc.	942
57	Shiloh Industries, Inc. *	278
107	United States Steel Corp.	1,638
		8,917
	LODGING - 0.2%
153	BBX Capital Corp.	751
41	Century Casinos, Inc. *	398
55	Full House Resorts, Inc. *	103
		1,252
	MACHINERY - CONSTRUCTION & MINING - 0.2%
44	Astec Industries, Inc.	1,433

	MACHINERY - DIVERSIFIED - 0.9%
52	Briggs & Stratton Corp.	532
13	Gencor Industries, Inc. *	169
12	Hurco Cos., Inc.	427
43	Intevac, Inc. *	208
49	Manitowoc Co., Inc. (The) *	872
57	NN, Inc.	556
62	SPX FLOW, Inc. *	2,595
18	Twin Disc, Inc. *	272
		5,631
	MEDIA - 2.4%
26	Cumulus Media, Inc. *	482
19	Emmis Communications Corp. *	90
198	Entercom Communications Corp.	1,148
276	Entravision Communications Corp.	861
140	EW Scripps Co. (The)	2,141
118	Gannett Co., Inc.	963
230	Liberty Latin America Ltd. *	3,954
8	Saga Communications, Inc.	250
104	Townsquare Media, Inc.	560
88	Tribune Media Co.	4,067
60	Urban One, Inc. *	118
		14,634
	METAL FABRICATE/HARDWARE - 0.2%
20	Ampco-Pittsburgh Corp. *	81
19	Northwest Pipe Co. *	490
11	Olympic Steel, Inc.	150
51	Tredegar Corp.	848
		1,569

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2019

Shares		Value
	MINING - 0.6%
124	Alcoa Corp. *	$2,903
68	Gold Resource Corp.	230
204	Hecla Mining Co.	367
		3,500
	MISCELLANEOUS MANUFACTURING - 0.8%
87	American Outdoor Brands Corp. *	784
31	EnPro Industries, Inc.	1,979
14	Haynes International, Inc.	445
97	Trinity Industries, Inc.	2,013
		5,221
	OFFICE FURNISHINGS - 0.0% **
4	Kewaunee Scientific Corp.	77

	OIL & GAS - 4.7%
8	Adams Resources & Energy, Inc.	274
231	Antero Resources Corp. *	1,277
27	Bonanza Creek Energy, Inc. *	564
200	Centennial Resource Development, Inc. *	1,518
218	CNX Resources Corp. *	1,594
76	Delek US Holdings, Inc.	3,080
56	Earthstone Energy, Inc. *	343
148	EQT Corp.	2,340
155	Gulfport Energy Corp. *	761
100	Murphy Oil Corp.	2,465
456	Nabors Industries Ltd.	1,322
122	PBF Energy, Inc.	3,819
44	PDC Energy, Inc. *	1,587
228	Range Resources Corp.	1,591
680	Southwestern Energy Co. *	2,149
303	SRC Energy, Inc. *	1,503
28	Trecora Resources *	268
51	VAALCO Energy, Inc. *	85
244	WPX Energy, Inc. *	2,808
		29,348
	OIL & GAS SERVICES - 1.7%
129	Archrock, Inc.	1,367
81	C&J Energy Services, Inc. *	954
36	Era Group, Inc. *	300
49	Exterran Corp. *	697
20	Geospace Technologies Corp. *	302
9	Gulf Island Fabrication, Inc. *	64
36	Matrix Service Co. *	729
12	Mitcham Industries, Inc. *	47
16	Natural Gas Services Group, Inc. *	264

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2019

Shares		Value
	OIL & GAS SERVICES - 1.7% (Continued)
82	Newpark Resources, Inc. *	$608
36	Nine Energy Service, Inc. *	624
112	NOW, Inc. *	1,653
42	Nuverra Environmental Solutions, Inc. *	173
74	Oil States International, Inc. *	1,354
16	Ranger Energy Services, Inc. *	129
117	Select Energy Services, Inc. *	1,358
		10,623
	PACKAGING & CONTAINERS - 0.4%
49	Multi-Color Corp.	2,449

	PHARMACEUTICALS - 0.6%
96	Assertio Therapeutics, Inc. *	331
58	Lannett Co., Inc. *	351
6	Natural Alternatives International, Inc. *	70
15	Natural Health Trends Corp.	121
136	Owens & Minor, Inc.	435
79	Prestige Consumer Healthcare, Inc. *	2,503
		3,811
	PIPELINES - 0.2%
98	SemGroup Corp.	1,176

	REAL ESTATE - 1.3%
7	Consolidated-Tomoka Land Co.	418
12	FRP Holdings, Inc. *	669
36	Howard Hughes Corp. (The) *	4,458
49	RE/MAX Holdings, Inc.	1,507
150	Realogy Holdings Corp.	1,086
		8,138
	REAL ESTATE INVESTMENT TRUST - 0.1%
69	Arlington Asset Investment Corp.	475

	RETAIL - 4.5%
29	AutoNation, Inc. *	1,216
94	Barnes & Noble Education, Inc. *	316
129	Barnes & Noble, Inc.	863
20	Bassett Furniture Industries, Inc.	305
57	Beacon Roofing Supply, Inc. *	2,093
190	Bed Bath & Beyond, Inc.	2,208
102	BMC Stock Holdings, Inc. *	2,162
46	Cato Corp. (The)	567
28	Citi Trends, Inc.	409
38	Conn’s, Inc. *	677
48	Del Taco Restaurants, Inc. *	615

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2019

Shares		Value
	RETAIL - 4.5% (Continued)
106	EZCORP, Inc. *	$1,004
116	GameStop Corp.	635
19	Genesco, Inc. *	804
2	Good Times Restaurants, Inc. *	4
42	Group 1 Automotive, Inc.	3,439
33	Haverty Furniture Cos., Inc.	562
19	Hibbett Sports, Inc. *	346
22	J Alexander’s Holdings, Inc. *	247
17	Kirkland’s, Inc. *	38
31	MarineMax, Inc. *	510
3	Movado Group, Inc.	81
162	Party City Holdco, Inc. *	1,187
9	Red Robin Gourmet Burgers, Inc. *	275
55	Rush Enterprises, Inc.	2,009
64	Signet Jewelers Ltd.	1,144
74	Sonic Automotive, Inc.	1,728
58	TravelCenters of America LLC *	210
35	Vitamin Shoppe, Inc. *	138
56	World Fuel Services Corp.	2,014
		27,806
	SAVINGS & LOANS - 2.4%
51	Banc of California, Inc.	712
66	Berkshire Hills Bancorp, Inc.	2,072
1	Citizens Community Bancorp, Inc.	11
19	First Financial Northwest, Inc.	269
314	Investors Bancorp, Inc.	3,501
354	New York Community Bancorp, Inc.	3,533
18	Pacific Premier Bancorp, Inc.	556
159	Sterling Bancorp	3,384
65	United Financial Bancorp, Inc.	922
		14,960
	SEMICONDUCTORS - 2.2%
33	Alpha & Omega Semiconductor Ltd. *	308
27	Amtech Systems, Inc. *	149
58	Axcelis Technologies, Inc. *	873
375	AXT, Inc. *	1,485
38	Cohu, Inc.	586
60	Diodes, Inc. *	2,182
96	Kulicke & Soffa Industries, Inc.	2,165
76	Photronics, Inc. *	623
81	Rambus, Inc. *	975
47	Synaptics, Inc. *	1,370
85	Veeco Instruments, Inc. *	1,039
81	Xperi Corp.	1,668
		13,423

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2019

Shares		Value
	SOFTWARE - 1.4%
256	Allscripts Healthcare Solutions, Inc. *	$2,977
150	Avaya Holdings Corp. *	1,787
68	InnerWorkings, Inc. *	260
134	SecureWorks Corp. *	1,781
213	TiVo Corp.	1,570
7	Wayside Technology Group, Inc.	79
		8,454
	STOREAGE/WAREHOUSING - 0.3%
63	Mobile Mini, Inc.	1,917

	TELECOMMUNICATIONS - 3.1%
25	ATN International, Inc.	1,443
10	Aviat Networks, Inc. *	137
152	Consolidated Communications Holdings, Inc.	749
35	Digi International, Inc. *	444
80	EchoStar Corp. *	3,546
110	Finisar Corp. *	2,516
38	Iridium Communications, Inc. *	884
33	LogMeIn, Inc.	2,431
103	Maxar Technologies, Inc.	805
62	NeoPhotonics Corp. *	259
46	NETGEAR, Inc. *	1,163
25	Spok Holdings, Inc.	376
142	Telephone & Data Systems, Inc.	4,317
13	TESSCO Technologies, Inc.	232
12	Westell Technologies, Inc. *	23
		19,325
	TEXTILES - 0.1%
18	Crown Crafts, Inc.	85
16	Culp, Inc.	304
		389
	TRANSPORTATION - 3.0%
36	ArcBest Corp.	1,012
40	Atlas Air Worldwide Holdings, Inc. *	1,786
14	Covenant Transportation Group, Inc. *	206
94	Daseke, Inc. *	338
42	Echo Global Logistics, Inc. *	877
36	Hub Group, Inc. *	1,511
53	Marten Transport Ltd.	962
16	Park-Ohio Holdings Corp.	521
61	Ryder System, Inc.	3,556

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2019

Shares				Value
	TRANSPORTATION - 3.0% (Continued)
231	Schneider National, Inc.			$4,213
16	SEACOR Holdings, Inc. *			760
93	US Xpress Enterprises, Inc. *			478
72	Werner Enterprises, Inc.			2,238
				18,458
	TRUCKING & LEASING - 0.5%
31	GATX Corp.			2,458
10	Willis Lease Finance Corp. *			583
				3,041
	WATER - 0.0% **
25	PICO Holdings, Inc. *			291

	TOTAL COMMON STOCKS (Cost - $609,271)			618,293

		Expiration Date	Subscription Price
	RIGHTS - 0.0% **
96	Hertz Global Holdings, Inc. * (Cost - $248)	7/12/2019	$12.95	187

	SHORT-TERM INVESTMENT - 9.3%
	MONEY MARKET FUND - 9.3%
57,560	BlackRock Liquidity Funds T-Fund Portfolio, to yield 2.26% (a)(Cost - $57,560)			57,560

	TOTAL INVESTMENTS - 108.6% (Cost - $667,079)			$676,040
	OTHER ASSETS LESS LIABILITIES - NET - (8.6)%			(53,418)
	TOTAL NET ASSETS - 100.0%			$622,622

*	Non-income producing security.

**	Represents less than 0.05%

PLC - Public Limited Company

(a)	Money market rate shown represents the rate at June 30, 2019.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2019

ASSETS
Investment securities:
At cost	$667,079
At value	$676,040
Receivable for investments sold	82,961
Dividends and interest receivable	412
Receivable due from Advisor	13,732
Prepaid expenses and other assets	5,223
TOTAL ASSETS	778,368

LIABILITIES
Payable for investments purchased	133,192
Audit fees payable	8,828
Distribution (12b-1) fees payable	3
Payable to related parties	389
Printing Expense	6,537
Accrued expenses and other liabilities	6,797
TOTAL LIABILITIES	155,746
NET ASSETS	$622,622

Net Assets Consist Of:
Paid in capital	$618,280
Accumulated Earnings	4,342
NET ASSETS	$622,622

Net Asset Value Per Share:
Class I Shares:
Net Assets	$622,611
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	55,832
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.15

Class N Shares:
Net Assets	$11
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.14

(a)	Net asset value may not recalculate due to the rounding of shares.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Period* Ended June 30, 2019

INVESTMENT INCOME
Dividends (Foreign Taxes Withheld - $2)	$2,195
Interest	176
TOTAL INVESTMENT INCOME	2,371

EXPENSES
Investment advisory fees	572
Distribution (12b-1) fees:
Class N	30
Legal fees	14,807
Transfer agent fees	11,388
Third party administrative servicing fees	2,205
Registration fees	885
Administration fees	5,547
Trustees’ fees	7,357
Fund accounting fees	340
Audit fees	8,828
Compliance officer fees	47
Shareholder reporting expense	6,539
Custody fees	2,305
Insurance expense	72
Other expenses	1,981
TOTAL EXPENSES	62,903

Less: Fees waived/reimbursed by the Adviser	(62,165)

NET EXPENSES	738
NET INVESTMENT INCOME	1,633

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from investments	(6,252)
Net change in unrealized appreciation on investments	8,961

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,709

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,342

*	The inception date of the Acclivity Small Cap Value Fund is December 31, 2018 and the Fund commenced operations on January 2, 2019.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period* Ended
June 30, 2019
(Unaudited)

FROM OPERATIONS
Net investment income	$1,633
Net realized loss from investments	(6,252)
Net change in unrealized appreciation of investments	8,961
Net increase in net assets resulting from operations	4,342

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	617,298
Class N	32,013
Payments for shares redeemed
Class I	(3)
Class N	(31,028)
Net increase in net assets from shares of beneficial interest	618,280

TOTAL INCREASE IN NET ASSETS	622,622

NET ASSETS
Beginning of Period	—
End of Period	$622,622

SHARE ACTIVITY - CLASS I
Shares sold	55,832
Shares redeemed	0 ^
Net increase in shares of beneficial interest outstanding	55,832

SHARE ACTIVITY - CLASS N
Shares sold	2,861
Shares redeemed	(2,860)
Net increase in shares of beneficial interest outstanding	1

*	The inception date of the Acclivity Small Cap Value Fund is December 31, 2018 and the Fund commenced operations on January 2, 2019.

^	Represents less than 0.5 shares.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	Period* Ended
	June 30, 2019
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.09
Net realized and unrealized gain on investments	1.06
Total from investment operations	1.15
Net asset value, end of period	$11.15
Total return (2)	11.50	% (6)
Net assets, at end of period (000s)	$623
Ratio of gross expenses to average net assets (3)(4)	57.98	% (5)
Ratio of net expenses to average net assets (4)	0.67	% (5)
Ratio of net investment income to average net assets (4)	1.56	% (5)
Portfolio turnover rate	95	% (6)

*	The inception date of the Acclivity Small Cap Value Fund is December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class N
	Period* Ended
	June 30, 2019
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.08
Net realized and unrealized gain on investments	1.06
Total from investment operations	1.14
Net asset value, end of period	$11.14
Total return (2)	11.40	% (6)
Net assets, at end of period	$11
Ratio of gross expenses to average net assets (3)(4)	58.23	% (5)
Ratio of net expenses to average net assets (4)	0.92	% (5)
Ratio of net investment income to average net assets (4)	1.44	% (5)
Portfolio turnover rate	95	% (6)

*	The inception date of the Acclivity Small Cap Value Fund is December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

1.	ORGANIZATION

The Acclivity Small Cap Value Fund (the “Fund”), is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 2, 2019. The Fund seeks long term capital appreciation.

The Fund currently offers Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds,

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets measured at fair value:

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$618,293	$—	$—	$618,293
Rights	187		—	187
Short-Term Investment	57,560	—	—	57,560
Total	$676,040	$—	$—	$676,040

The Fund did not hold any Level 3 securities during the period.

*	See the Fund’s Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits is expected to be taken in the Fund’s December 31, 2019 tax returns. The Fund has identified their major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

Purchases	Sales
$866,766	$250,994

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. For the period ended June 30, 2019, the Adviser earned $572.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses of investing in underlying funds, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 0.67% and 0.92% for Class I and Class N shares, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for the Fund, and the Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed its expense limitation. If the Fund’s operating expenses subsequently exceed its expense limitation, the reimbursements for the Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended June 30, 2019, the Adviser waived advisory fees and reimbursed the Fund for expenses in the amount of $62,165.

Distributor – The distributor for the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, the Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the six months ended June 30, 2019, pursuant to the Class N Plan, the Fund paid $30 in 12b-1 fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS.

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Acclivity Small Cap Value Fund	$667,079	$20,653	$(11,692)	$8,961

6.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted and the Fund has adopted the amendments early.

Acclivity Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Acclivity Small Cap Value Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2019

As a shareholder of Acclivity Small Cap Value Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Acclivity Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning		Expenses Paid	Annualized
		Account Value	Ending Account	During Period *	Expense Ratio
Actual		1/1/19	Value 6/30/19	1/1/19-6/30/19	During Period
Acclivity Small Cap Value Fund
	Class I	$1,000.00	$1,115.00	$3.47	0.67%
	Class N	1,000.00	1,114.00	4.77	0.92%

Hypothetical (5% return before Expenses)
Acclivity Small Cap Value Fund
	Class I	$1,000.00	$1,021.47	$3.36	0.67%
	Class N	1,000.00	1,020.23	4.61	0.92%

*	“Actual” expense information is for the period from January 2, 2019 (commencement of operations) to June 30, 2019. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 179/365 (to reflect the period from commencement of operations to June 30, 2019). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Acclivity Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2019

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 23-24, 2018, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement between the Trust, on behalf of the Acclivity Small Cap Value Fund (“Acclivity Small Cap Value”) and Innealta Capital, LLC (“Innealta”) (the “Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with Acclivity Small Cap Value’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreement with respect to Acclivity Small Cap Value.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement and comparative information relating to the advisory fee and other expenses of Acclivity Small Cap Value. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to Acclivity Small Cap Value) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement with respect to Acclivity Small Cap Value. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Innealta related to the proposed approval of the Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed, and a review of the personnel performing services for Innealta, including the team of individuals that will primarily monitor and execute the investment process. The Board discussed and noted their familiarity with Dr. Sciaraffia as the portfolio manager of the Dynamic Funds, two existing Funds of the Trust. The Board discussed the extent of Innealta’s research capabilities, the quality of its compliance infrastructure noting that Innealta had hired an outside compliance consulting firm, Blue River Partners, to assist in the development of its compliance program. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Acclivity Small Cap Value; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with Acclivity Small Cap

Acclivity Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2019

Value’s investment limitations, noting that Innealta’s chief compliance officer would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board discussed the capitalization of Innealta, noting that Innealta was relatively newly formed and, based on discussions with the representative of Innealta, concluded that the owners of Innealta have the ability to make additional contributions in order to meet their obligations to the Acclivity Funds. The Board also discussed Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to Acclivity Small Cap Value appear to be satisfactory.

Performance. Because Acclivity Small Cap Value had not yet commenced operations, the Board could not consider its past performance. The Board noted that based on the experience of the portfolio managers and their track record of managing the Dynamic Funds, two existing series of the Trust, the Board believed that Innealta should be able to provide satisfactory performance for Acclivity Small Cap Value and their respective shareholders.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed Acclivity Small Cap Value’s proposed advisory fee and anticipated total operating expenses compared to its peer group and Morningstar category as presented in the Broadridge Report noting that Acclivity Small Cap Value’s proposed advisory fee was below the respective peer group and Morningstar category averages and medians. The Board then reviewed the proposed contractual arrangements for Acclivity Small Cap Value noting that Innealta was willing to agree to contractually to waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.67% and 0.92% of average daily net assets for Class I and Class N Shares of Acclivity Small Cap Value, respectively and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fee to be charged by Innealta to Acclivity Small Cap Value was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to Acclivity Small Cap Value based on profitability estimates and analyses reviewed by the Board provided by Innealta. After review and discussion, the Board concluded that, based on the services to be provided by Innealta and the projected growth of Acclivity Small Cap Value, the anticipated level of profit from Innealta’s relationship with Acclivity Small Cap Value was not excessive.

Economies of Scale. As to the extent to which e Acclivity Small Cap Value will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Innealta’s expectations for growth of for Acclivity Small Cap Value, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Advisory Agreement are reasonable with respect to Acclivity Small Cap Value; (b) the investment advisory fee payable for Acclivity Small Cap Value pursuant to the Advisory Agreement is reasonable; and (c) the Advisory Agreement is in the best interests of Acclivity Small Cap Value and its respective shareholders.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-873-3837 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-873-3837.

INVESTMENT ADVISER
Innealta Capital, LLC
13215 Bee Cave Pkwy, Bldg A, Suite 240
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
17645 Wright St., Ste 200
Omaha, NE 68130

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 09/09/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 09/09/19

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 09/09/19